UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6041

The Central Europe & Russia Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Page: 6 The accompanying notes are an integral part of the financial statements.

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2007

Shares	Description	Value
INVESTMENTS IN RUSSIAN COMMON STOCKS – 50.1%
COMMERCIAL BANKS – 2.9%
7,000	Sberbank	$23,100,000
1,000	Sberbank RF (GDR) (Reg S)	342,423
23,442,423
DIVERSIFIED TELECOMMUNICATION SERVICES – 2.2%
400,000	AFK Sistema OAO (GDR)	12,120,000
117,100	Rostelecom (ADR)	5,532,975
17,652,975
FOOD PRODUCTS – 1.1%
116,319	Lebedyansky JSC*	8,703,569
METALS & MINING – 7.0%
281,000	JSC MMC Norilsk Nickel (ADR)	47,489,000
82,370	Polyus Gold Co. (ADR)	4,085,316
3,000	Vsmpo-Avisma Corporation	885,000
3,500	Vyksa Metallurgical Plant*	4,830,000
57,289,316
MULTI-UTILITIES – 6.7%
468,000	Unified Energy Systems (GDR)	54,522,000
OIL, GAS & CONSUMABLE FUELS – 27.5%
1,400,000	Gazprom	15,106,000
785,000	Lukoil (ADR)	62,093,500
220,000	Novatek OAO (GDR)	11,880,000
1,725,000	OAO Gazprom (ADR)	74,088,750
2,000,000	OAO Rosneft Oil Company* (GDR)	18,000,000
440,000	Surgutneftegaz (ADR)†	26,400,000
107,000	Tatneft (ADR)	9,266,200
153,250	TMK OAO (GDR)	5,379,075
1,143,800	TNK-BP	2,602,145
224,815,670
PERSONAL PRODUCTS – 1.0%
181,000	Kalina	8,054,500
WIRELESS TELECOMMUNICATION SERVICES – 1.7%
140,000	Mobile Telesystems (GDR)	7,522,200
50,000	Mobile Telesystems-SP (ADR)	2,686,500
45,500	Vimpel-Communications (ADR)*	3,856,580
14,065,280
Total Investment in Russian Common Stocks (cost $188,180,774)	408,545,733

Shares	Description	Value
INVESTMENTS IN POLISH COMMON STOCKS – 16.5%
BUILDING PRODUCTS – 1.2%
610,950	Cersanit-Krasnystaw	$9,587,034
COMMERCIAL BANKS – 6.7%
185,000	Bank Pekao	15,376,176
45,000	BK Prezemyslowo-Handlowy PBank	15,559,028
1,450,000	PKO Bank Polski	23,862,163
54,797,367
CONSTRUCTION & ENGINEERING – 0.2%
40,842	Budimex*	1,412,137
DIVERSIFIED TELECOMMUNICATION SERVICES – 2.9%
2,320,207	Telekomunikacja Polska	19,669,962
490,000	Telekomunikacja Polska (GDR)†	4,120,900
23,790,862
MEDIA – 0.6%
692,135	Multimedia Polska*	3,214,577

188,500	TVN*	1,685,777
4,900,354
METAL & MINING – 2.0%
550,000	KGHM Polska Miedz	16,639,516
OIL, GAS & CONSUMABLE FUELS – 1.6%
536,102	Polski Koncern Naftowy	8,369,743
149,500	Polski Koncern Naftowy (GDR)	4,609,085
12,978,828
REAL ESTATE – 1.3%
278,200	Echo Investment*	10,627,075
Total Investments in Polish Common Stocks (cost $71,326,107)	134,733,173
INVESTMENTS IN HUNGARIAN COMMON STOCKS – 4.2%
COMMERCIAL BANKS – 2.1%
387,400	OTP Bank	17,142,918
DIVERSIFIED TELECOMMUNICATION SERVICES – 0.6%
1,000,000	Magyar Telekom Nyrt.	5,085,177

Page: 7 The accompanying notes are an integral part of the financial statements.

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2007 (continued)

Shares	Description	Value
OIL, GAS & CONSUMABLE FUELS – 0.6%
50,000	MOL Magyar Olaj-Es Gazipari	$5,138,571
PHARMACEUTICALS – 0.9%
30,000	Gedeon Richter RT	6,008,391
4,300	Gedeon Richter	833,942
6,842,333
Total Investments in Hungarian Common Stocks (cost $14,752,911)	34,208,999
INVESTMENTS IN CZECH REPUBLIC COMMON STOCKS – 4.4%
DIVERSIFIED TELECOMMUNICATION SERVICES – 0.9%
300,000	Telefonica O2 Czech Republic	7,306,749
MULTI-UTILITIES – 3.5%
675,000	Ceske Energeticke Zavody	28,727,390
Total Investments in Czech Republic Common Stocks (cost $9,531,606)
36,034,139
INVESTMENTS IN TURKISH COMMON STOCKS – 8.8%
AUTOMOBILES – 1.0%
200,000	Ford Otomotiv Sanayi	1,900,035
1,600,000	Tofas Turk Oromobil Fabrika	6,068,770
7,968,805
BUILDING PRODUCTS – 0.5%
1,528,517	Trakya Cam Sanayii	4,399,701
COMMERCIAL BANKS – 0.2%
750,000	Turkiye Sinai Kalkinma Bank	1,595,179
CONSTRUCTION & ENGINEERING – 0.8%
600,000	Enka Insaat Ve Sanayi	6,338,178
CONSTRUCTION MATERIALS – 0.5%
690,000	Akcansa Cimento	4,598,369

Shares	Description	Value
DIVERSIFIED FINANCIAL SERVICES – 2.8%
630,550	Akbank T.A.S.	$4,023,360
1,416,356	Turkiye Garanti Bankasi	5,322,004
2,800,000	Turkiye Is Bankasi	13,300,250
22,645,614
FOOD & STAPLES RETAILING – 1.5%
203,000	BIM Birlesik Magazalar*	12,029,210
HOTELS RESTAURANTS & LEISURE – 0.4%
3,200,000	Marmaris Marti Otel Isletmel	3,312,301

INSURANCE – 0.6%
1,520,833	Anadolu Hayat Emeklilik Ord	5,347,985
WIRELESS TELECOMMUNICATION SERVICES – 0.5%
683,166	Turkcell Iletisim Hizmet	3,802,096
Total Investments in Turkish Common Stocks (cost $47,265,655)	72,037,438
INVESTMENTS IN AUSTRIAN COMMON STOCKS – 6.1%
COMMERCIAL BANKS – 3.9%
410,868	Erste Bank Der Oester Spark	31,889,482
OIL, GAS & CONSUMABLE FUELS – 2.2%
7,750	Bank Austria Credit Transneft Warrant (expires 4/16/07)	18,154,301
Total Investments In Austrian Common Stocks (cost $37,660,371)	50,043,783
INVESTMENTS IN DUTCH COMMON STOCKS – 1.1%
BEVERAGES – 0.4%
93,000	Efes Breweries International (GDR)	2,859,750
FOOD & STAPLES RETAILING – 0.7%
219,700	X5 Retail Group* (GDR)	5,986,825
Total Investments in Dutch Common Stocks (cost $5,871,109)	8,846,575

Page: 8 The accompanying notes are an integral part of the financial statements.

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2007 (continued)

Shares	Description	Value
INVESTMENTS IN CYPRUS COMMON STOCKS – 0.9%
OIL, GAS & CONSUMABLE FUELS – 0.9%
1,050,000	Urals Energy Public Co., Ltd. (cost $5,541,802)	$7,456,444
INVESTMENTS IN BERMUDA COMMON STOCKS – 0.4%
OIL, GAS & CONSUMABLE FUELS – 0.4%
52,000	Vostok Nafta Investment* (SDR) (cost $265,840)	3,379,436
INVESTMENTS IN VIRGIN ISLANDS (BR) COMMON STOCKS – 1.3%
MULTI-UTILITIES – 1.3%
4,094,119	Renshares Utilities-Rengen (cost $6,511,451)	10,767,533
Total Investments in Common Stocks – 93.8% (cost $386,907,626)	766,053,253

Shares	Description	Value
SECURITIES LENDING COLLATERAL –3.3%
26,889,500	Daily Assets Fund Institutional, 5.28%†† (cost $26,889,500)	$26,889,500

Total Investments – 97.1%                                                                                                                                       (cost $413,797,126)792,942,753

Other Assets and Liabilities, Net – 2.9%	23,405,189
NET ASSETS – 100.0%	$816,347,942

*	Non-income producing security.

†                All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2007 amounted to $26,238,875, which is 3.2% of the net assets.

††    Represents collateral held in connection with securities lending. Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Key

ADR	–	American Depository Receipt

GDR	–	Global Depository Receipt

SDR	–	Swedish Depository Receipt

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe & Russia Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The Central Europe & Russia Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 21, 2007